Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payment arrangements [Abstract]
Summary of Dividends Declared and Recorded	The table below describes the dividends paid in 2020.

Date Declared	Record Date	Payment Date	Dividend per Share $	Paid $
November 6, 2019	December 30, 2019	January 15, 2020	0.145	16.1
February 26, 2020	March 31, 2020	April 15, 2020	0.155	17.2
May 6, 2020	June 30, 2020	July 15, 2020	0.155	17.3
August 5, 2020	September 30, 2020	October 15, 2020	0.155	17.4
November 4, 2020	December 31, 2020	January 15, 2021	0.155	—

Number of Shares and Weighted Average Exercise Price of Share Options

	For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares #	Weighted Average Exercise Price per Share $	Shares #	Weighted Average Exercise Price per Share $

Share options outstanding, beginning of the year	4,051,080	32.17	4,987,542	31.11
Exercised	(1,840,320)	31.83	(753,583)	25.09
Forfeited	(86,960)	32.58	(182,879)	32.41

Share options outstanding, end of the year	2,123,800	32.45	4,051,080	32.17
Share options vested, end of the year	1,816,592	32.36	3,023,878	32.04

Options Held by Officers and Employees
The options held by officers and employees at December 31, 2020, were as follows:

Options Outstanding				Options Exercisable
Range of Exercise Prices per Share $	Outstanding #	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price per Share $	Shares Exercisable #	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price per Share $

31.75 - 32.98	2,123,800	1.45	32.45	1,816,592	1.30	32.36

Summary of the Company's RSUs, PSUs, and DSUs
A summary of the Company’s RSUs, PSUs, and DSUs is as follows:

	December 31, 2020			December 31, 2019
	RSUs #	PSUs #	DSUs #	RSUs #	PSUs #	DSUs #
Units, beginning of year	164,704	875,739	275,950	—	744,081	306,459
Granted	142,043	320,256	37,147	166,963	379,289	44,806
Paid	—	(234,966)	(149,848)	—	(198,815)	(75,315)
Forfeited	(17,567)	(91,692)	—	(2,259)	(48,816)	—
Units, end of year	289,180	869,337	163,249	164,704	875,739	275,950
Units vested, end of year	—	—	163,249	—	—	275,950